Summary Prospectus	2025
May 1, 2025

Global Bond Fund | Class I (DODLX) | Class X (DOXLX)

Established 2014

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at dodgeandcox.com/documents. You can also get this information at no cost by calling 800-621-3979 or by sending an email request to prospectus@dodgeandcox.com. The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2025, as may be supplemented from time to time are incorporated by reference into this Summary Prospectus.

DODGE & COX GLOBAL BOND FUND ∎ PAGE 1

Dodge & Cox Global Bond Fund

Investment Objectives

The Fund seeks a high rate of total return consistent with long-term preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Dodge & Cox Global Bond – Class I	Dodge & Cox Global Bond – Class X
Sales charge (load) imposed on purchases	None	None
Deferred sales charge (load)	None	None
Sales charge (load) imposed on reinvested distributions	None	None
Redemption fee	None	None
Exchange fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Dodge & Cox Global Bond – Class I	Dodge & Cox Global Bond – Class X
Management fees*	0.45%	0.40%
Distribution and/or service (12b-1) fees	None	None
Other expenses (custody, accounting, legal, etc.)	0.06%	0.06%

Total Annual Fund Operating Expenses**	0.51%	0.46%
Expense Reimbursement**	0.06%	0.09%

Net Expenses**	0.45%	0.37%

*	Management fees include investment advisory fee expenses of 0.35% for each class; and administrative services fee expenses of 0.10% for the Fund’s Class I shares and 0.05% for the Fund’s Class X shares.
**	Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating Expenses of (i) the Class I shares at 0.45% and (ii) the Class X shares at 0.37% until April 30, 2026. These agreements cannot be terminated prior to April 30, 2026 other than by resolution of the Fund’s Board of Trustees. For purposes of the foregoing, ordinary expenses shall not include nonrecurring shareholder account fees, fees and expenses associated with Fund shareholder meetings, fees on portfolio transactions such as exchange fees, dividends and interest on short positions, fees and expenses of pooled investment vehicles that are held by the Fund, interest expenses and other fees and expenses related to any borrowings, taxes, brokerage fees and commissions and other costs and expenses relating to the acquisition and disposition of Fund investments, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business, such as litigation expenses. The term of the agreement will automatically renew for subsequent three-year terms unless terminated with at least 30 days’ written notice by either party prior to the end of the then-current term. The agreement does not permit Dodge & Cox to recoup any fees waived or payments made to the Fund for a prior year.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

∎	You invest $10,000 in Class I shares and/or Class X shares of the Fund for the time periods indicated and then redeem all of your shares of the Fund’s Class I shares and/or the Fund’s Class X shares at the end of those time periods;
∎	Your investment has a 5% return each year;
∎	The Fund’s operating expenses remain the same; and
∎	The Fund’s expense reimbursement agreement is effective until April 30, 2026.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dodge & Cox Global Bond – Class I	$46	$158	$279	$635
Dodge & Cox Global Bond – Class X	$38	$139	$249	$570

Portfolio Turnover

The Fund incurs transaction costs when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of bonds and other debt instruments of issuers from at least three different countries, which may include emerging market countries. The Fund is not required to allocate its investments in set percentages to particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non-U.S. issuers and at least 80% of its net assets in debt instruments, which may, in each case, be represented by derivatives such as forward contracts, futures contracts, or swap agreements. Debt instruments in which the Fund may invest include, but are not limited to, government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, inflation-linked securities and other fixed and floating rate instruments, including certain preferred securities. The Fund invests in both U.S. dollar-denominated and non-U.S. dollar-denominated debt instruments across all sectors. Derivative instruments used by the Fund will be counted toward the Fund’s 80% investment policy discussed above to the extent the derivative instruments provide exposure to the types of investments included within that policy.

A majority of the Fund is invested in investment-grade debt instruments (instruments rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), BBB- or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed to be of investment-grade quality by Dodge & Cox). Up to 35% of the Fund’s total assets may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds.

PAGE 2 ∎ DODGE & COX GLOBAL BOND FUND

The Fund may buy or sell non-U.S. currencies and may enter into various currency or interest rate-related transactions involving derivative instruments, including forward contracts, futures contracts, and swap agreements. The Fund may use derivatives to seek to minimize the impact of losses to one or more of its investments (as a “hedging technique”) or to implement its investment strategy. For example, the Fund may invest in derivative instruments that create exposure to a specific security or market sector as a substitute for a direct investment in the security or sector itself or to benefit from changes in the relative values of selected currencies. The Fund may use interest rate derivatives for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities.

In selecting securities, Dodge & Cox considers many factors, including, without limitation, yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance (ESG) issues. For all securities that are denominated in a foreign currency, Dodge & Cox analyzes whether to accept or hedge the associated interest rate and currency risks. Dodge & Cox considers, among other things, a country’s economic outlook and political stability, the protections provided to foreign investors, relative interest rates, exchange rates, a country’s monetary and fiscal policies, its debt stock, and its ability to meet its funding needs.

The Fund may purchase or sell holdings for a variety of reasons such as to alter sector, geographic, or currency exposure or to shift the overall portfolio’s risk profile. The proportions of the Fund’s assets held in various debt instruments will be revised in light of Dodge & Cox’s appraisal of the global economy, the relative yields of securities in the various market sectors and countries, the potential for a currency’s appreciation, the investment prospects for issuers, the countries’ domestic and political conditions, and other factors.

Principal Risks of Investing

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

∎	Interest rate risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.
∎	Credit risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.
∎	Below investment-grade securities risk. Debt securities rated below investment grade, also known as high-yield or “junk” bonds generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities.
∎	Non-U.S. investment risk. Securities of non-U.S. issuers may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. securities may decline in value due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

∎	Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of investments denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure and may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.
∎	Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets.
∎	Sovereign and government-related debt risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.
∎	Derivatives risk. Investing with derivatives, such as currency forward contracts, interest rate swaps, and futures contracts and other similar investments (collectively referred to as “derivatives”) involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. As a result, the Fund may be required to continue making required margin and settlement payments and, if the Fund has insufficient cash on hand to meet such requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Derivatives also can create operational and legal risk. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.
∎

Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income

DODGE & COX GLOBAL BOND FUND ∎ PAGE 3

securities and may be magnified during times of market stress or under circumstances that cause increased supply in the market due to unusually high selling activity.
∎	Mortgage- and asset-backed securities risk. Mortgage- and certain asset-backed securities permit early repayment of principal based on prepayment of the underlying assets; changes in the rate of repayment affect the price and volatility of an investment. If prepayments occur more quickly than expected, the Fund receives lower interest payments than it expects. If prepayments occur more slowly than expected, it delays the return of principal to the Fund. Securities issued by certain U.S. government-sponsored entities (“GSEs”) are not issued or guaranteed by the U.S. Treasury; there is no assurance the U.S. government will provide support in the event a GSE issuer cannot meet its obligations.
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on the market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies.
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, national, regional or global events such as adverse political events, the imposition of tariffs or trade restrictions, war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, inflation, or other events could also have a significant impact on the Fund and its investments and potentially increase the risks described above.
∎	Call risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation or anticipated income and reinvest the proceeds in securities with lower interest rates.
∎	Geographic risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging market or frontier market countries.
∎	Hybrid securities risk. Hybrid securities are typically subordinated to an issuer’s senior debt instruments; therefore, they are subject to greater credit risk than those senior debt instruments. Many hybrid securities are subject to provisions permitting their issuers to skip or defer distributions under specified circumstances. Hybrid securities may have limited or no voting rights and may have substantially lower overall liquidity than other securities. Certain types of hybrid securities, such as non-cumulative perpetual preferred stock, are issued predominantly by companies in the financial services industry and thus may present increased risk during times of financial upheaval, which may affect financial services companies more than other types of issuers.
∎	To-Be-Announced transaction risk. TBA mortgage-backed securities transactions involve an agreement under which the buyer agrees to purchase a pool of mortgage-backed securities for a fixed price with payment and delivery at a scheduled future date, typically between 30 and 60 days in the future. During the settlement period of a TBA transaction, the buyer is at risk for any decline in the value of the securities to be delivered, while the seller is at risk that the value of the securities may increase. In order to maintain TBA exposure past the scheduled settlement date, a buyer must “roll” the transaction by selling its original position and simultaneously purchasing a similar new one with a settlement date further in the future. Each time the Fund rolls a TBA position (typically every 30-60 days), it incurs transaction costs, which are borne by the Fund and its shareholders, and reduces the total return of the Fund. Maintaining TBA exposure will increase a Fund’s portfolio turnover rate.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Class I shares and the Fund’s Class X shares compare to those of a broad measure of market performance. The Fund’s shares have benefited since inception from an expense reimbursement agreement. Without the expense reimbursement, the Fund’s shares returns would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800-621-3979 for current performance figures.

Dodge & Cox Global Bond – Class I shares

Annual total returns 2015-2024 (%)

12.23
11.87
12.31
8.64
8.31
0.57
–1.45
–0.85
–6.21
–8.19
15
16
17
18
19
20
21
22
23
24

Highest/Lowest quarterly results for the Fund’s Class I shares during the time period were:

Highest: 11.42% (quarter ended June 30, 2020)

Lowest: –7.66% (quarter ended March 31, 2020)

PAGE 4 ∎ DODGE & COX GLOBAL BOND FUND

Average Annual Total Returns for the Periods Ended 12/31/2024

Dodge & Cox Global Bond – Class I	1 Year	5 Years	10 Years
Return before taxes	0.57%	2.84%	3.45%
Return after taxes on distributions	–1.29	1.25	2.13
Return after taxes on distributions and sale of Fund shares	0.35	1.51	2.10

Dodge & Cox Global Bond – Class X*
Return before taxes	0.65	2.88	3.47
Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses or taxes)	3.40	0.48	2.01

*	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.

The after-tax returns shown above are for the Fund’s Class I shares. The after-tax returns of the Fund’s Class X shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Fund Management

Dodge & Cox serves as investment manager to the Global Bond Fund. The Fund is managed by Dodge & Cox’s Global Fixed Income Investment Committee (“GFIIC”), which consists of the following seven members:

Committee Member	Primary Titles with Investment Manager	Years managing the Fund/ Years with Dodge & Cox
Dana M. Emery (until 12/31/25)	Chief Executive Officer, Chair, Director, and member of U.S. Fixed Income Investment Committee (“USFIIC”)	11/42
James H. Dignan	Vice President, Research Analyst, and member of USFIIC	11/26
Adam S. Rubinson	Vice President, Research Analyst, and member of USFIIC	11/23
Lucinda I. Johns	Senior Vice President and Director (since 2022), Director of Fixed Income (since 2024), Research Analyst, and member of Balanced Fund Investment Committee (“BFIC”) and USFIIC	11/23
Matthew B. Schefer	Vice President, Research Analyst, and member of BFIC	7/17
Jose F. Ursua	Vice President and Macro Research Analyst and member of USFIIC	5/10
Mimi Yang	Vice President and Macro Research Analyst	2/11

Other Important Information About Fund Shares

For important information about purchase and sale of Fund shares, tax information, and payments to financial intermediaries please turn to the “Summary of Other Important Information About Fund Shares” section on page 28 of the prospectus.

DODGE & COX GLOBAL BOND FUND ∎ PAGE 5

Summary of Other Important Information About Fund Shares

Purchase and Sale of Fund Shares

The minimum initial investment for each class of shares of a Fund is $2,500 ($1,000 for Individual Retirement Accounts (“IRAs”)) and the minimum subsequent investment is $100. The Funds, in their sole discretion, reserve the right to modify or waive minimum investment amounts for certain financial intermediaries that submit orders on behalf of their customers under certain circumstances. For example, the Funds may waive or lower the minimum investment amount for certain financial intermediaries that use the Funds as part of an asset allocation program, certain retirement plans, and accounts that hold the Funds in omnibus name. Financial intermediaries may impose their own minimum investment amounts.

You may withdraw (redeem) any part of your account by selling shares. The sale price of your shares will be the Fund’s next-determined net asset value after SS&C GIDS (the “Transfer Agent”) or an authorized agent or sub-agent receives all required documents in good order. You may sell shares as described below:

∎	Online: Visit the Dodge & Cox Funds’ website at dodgeandcox.com, click on “Log In” log into your account and submit your request online.
∎	Mail: Visit Dodge & Cox Funds’ website at dodgeandcox.com and click on “Resources” then “Forms & Guides.” Download and complete the Redemption Request Form for a non-IRA and/or the IRA Distribution Request Form for an IRA. Mail the completed form(s) to “Dodge & Cox Funds, P.O. Box 219502, Kansas City, MO 64121-9502” to process your request(s).
∎	Phone: You may call Client Services at 800-621-3979 during business hours to place redemption or distribution requests for either a non-IRA or an IRA.

Available Share Classes

Each class of a Fund’s shares represent an interest in the same Fund with the same investment objectives and investment policies. No class has sales charges or makes distribution payments. However, different classes are designed for different types of investors and have different eligibility requirements and expense structures due to differing shareholder servicing arrangements. Investments in Class X shares that are determined to be ineligible may be either denied, cancelled, invested in Class I shares, or converted to Class I shares, at the sole discretion of the Funds. Please refer to the “Share Classes and Distribution” section of this Prospectus for additional information.

Class I. Class I shares are available to all types of investors, including individuals and institutions. Class I shares may be purchased directly from Dodge & Cox or through a financial intermediary.

Class X. Class X shares are available only to certain defined contribution employee retirement benefit plans, such as 401(k), 403(b), employee stock ownership, money purchase pension, profit sharing, stock bonus, target benefit, and thrift or savings plans and other defined contribution plans approved by the Funds. Class X shares are not available to retail investors, defined benefit plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, HSA plans, 529 plans, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Class X shares may be purchased and sold only through the administrator or recordkeeper of an eligible defined contribution employee retirement benefit plan.

Investing Through a Financial Intermediary

If you purchase shares of a Fund through a financial intermediary, such as a broker/dealer, financial institution, investment adviser, or employee benefit plan, rather than directly from the Transfer Agent, your intermediary may impose different or additional conditions than the Funds on purchases, sales, and exchanges of Fund shares. These differences could include initial and subsequent investment minimums, exchange policies, differences in available Funds or share classes, cut-off times for investments, and trading restrictions. Your intermediary could impose additional account and/or transaction fees. You should consult your intermediary directly for information regarding any such conditions or fees. If you purchase shares of a Fund through an intermediary, you must place subsequent orders to sell or exchange those shares through the same intermediary.

Tax Information

Each Fund will distribute substantially all of its income and capital gains to its shareholders every year. You will be taxed on dividends you receive from a Fund as ordinary income and/or capital gains unless you hold your Fund shares in a tax-deferred retirement account, such as an IRA, in which case you will generally be taxed only upon withdrawal of monies from the retirement account or are otherwise tax exempt.

Payments to Financial Intermediaries

With respect to Class I shares of a Fund purchased through an employee retirement benefit plan, Dodge & Cox may make payments to the recordkeeper, broker/dealer, bank, or other financial institution or organization (each a “Financial Intermediary”) that provides shareholder recordkeeping or other administrative services to the plan as compensation for those services. No such payments are made with respect to the Emerging Markets Stock Fund or the Class X shares of any Fund. These payments may create a conflict of interest by influencing your Financial Intermediary to make available a Fund over other mutual funds or investments. You should ask your Financial Intermediary about differing and divergent interests and how it is compensated for administering your Fund investment.

PAGE 6 ∎ DODGE & COX GLOBAL BOND FUND